Non-current and current Borrowings - Summary of Terms and Conditions of Term Loans (Detail) - New Senior Secured Term Loan [Member]	12 Months Ended
Dec. 31, 2021
TL B-1
Disclosure In Tabular Form Of Senior Secured Term Loan Structure [Line Items]
Currency	USD
Nominal interest rate p.a.	2.50% + IBOR* (0.5% floor)
Maturity date	Mar. 2028
Repayment of principal	0.25% of principal per quarter
Payment of interest	end of interest period
TL B-2
Disclosure In Tabular Form Of Senior Secured Term Loan Structure [Line Items]
Currency	EUR
Nominal interest rate p.a.	2.75% + IBOR* (0.0% floor)
Maturity date	Mar. 2028
Repayment of principal	on maturity
Payment of interest	end of interest period